Lease liabilities and similar (Tables)	6 Months Ended
Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis

Maturity analysis of leases and similar

June 30, 2023	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	453,121	154,075	299,046
Between one year and five years	1,788,060	341,587	1,446,473
More than five years	223,497	6,796	216,701
	2,464,678	502,458	1,962,220

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	495,482	167,449	328,033
Between one year and five years	1,788,060	400,029	1,388,031
More than five years	446,766	22,347	424,419
	2,730,308	589,825	2,140,483

Schedule of right-of-use assets recognized

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Buildings £	Other £	Total £

At January 1, 2023	1,186,891	2,056	1,188,947
Charge for the period	(96,232)	(2,056)	(98,288)
At June 30, 2023	1,090,659	-	1,090,659

Schedule of recognized comprehensive loss

The following amounts are recognized in the consolidated statement of comprehensive income/(loss) :

	Six months ended June 30,	Six months ended June 30,
	2023	2022
	£	£
Amortization of right of use assets	98,288	98,289
Interest on lease liabilities	113,283	113,283
	211,571	211,572

Sale And Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis

June 30, 2023	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	6,106	48	6,058

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	44,452	1,380	43,073

Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis

June 30, 2023	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	447,015	154,027	292,988
Between one year and five years	1,788,060	341,587	1,446,473
More than five years	223,497	6,796	216,701
	2,458,572	502,410	1,956,162

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	451,029	166,069	284,960
Between one year and five years	1,788,060	400,029	1,388,031
More than five years	446,766	22,347	424,419
	2,685,855	588,445	2,097,410